Stockholders' Equity - Common Stock (Details) - $ / shares	Sep. 30, 2022	Jan. 14, 2022	Dec. 31, 2021
Stockholders Equity
Common shares, shares authorized (in shares)	50,000,000		50,000,000
Common shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Common shares, shares outstanding (in shares)	3,251,000		3,251,000
Shares subject to possible redemption		11,500,000
Founder Shares
Stockholders Equity
Common shares, shares outstanding (in shares)	2,875,000		2,875,000
Over-allotment Units
Stockholders Equity
Common shares, shares outstanding (in shares)			375,000
Private placement units
Stockholders Equity
Common shares, shares outstanding (in shares)	376,000
Common stock subject to possible redemption
Stockholders Equity
Shares subject to possible redemption	11,500,000